[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

February 26, 2010

                                                    Via EDGAR and overnight mail


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA, 1940 Act No. 811-21135 ("Separate Account" or "Registrant")
         Designer Annuity Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142492
         Post-Effective Amendment No. 1 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2010.

The product described in this prospectus is no longer offered for sale. We are submitting this updated prospectus because the Registrant and Depositor have determined that certain material changes should be made in the product. These material changes are:

     1. Pages 6 and 10. Current charges are increased for most charges, including the Annual Policy Fee and Mortality & Expense Risk Charge. The new current amounts are less than the respective maximum guaranteed charges. We also added clarification that the Annual Policy Fee is waived on the Policy Anniversary if the Policy value is at least $50,000.

Other revisions made to the prospectus and statement of additional information ("SAI") since the last filing include:

     2. Pages 1 and Last Page of prospectus and SAI page 1. The effective date is updated for the prospectus (top of page 1) and for the SAI (first paragraph of Last Page), and both updates are shown at the top of SAI page 1.

     3. Pages 1, 13-14, and Appendix A. Fund and portfolio names are updated. Footnotes are added to the portfolio name chart on page 1 and to the objectives chart at page 14. Some portfolio objectives are updated on page 14. We have not yet received complete objectives updates from the fund companies, so the objectives chart will need to be finalized in a subsequent amendment filed under Rule 485(b) prior to the proposed effective date. (1)

     4. Pages 2, Last Page, and SAI page 5. Information for obtaining a copy of the SAI is updated. (Note that text shown on page 2 of this filing will appear on page 1 of the final prospectus.)

     5. Pages 3 and Last Page. Information for communications between the Policy Owner and Ameritas is updated. The Table of Contents is also updated on page 3.

     6. Page 4. Disclosures that no longer apply are deleted, either because this product is not available for new sales or because they repeat disclosures provided elsewhere in the prospectus.

     7.   Page 5. Text was revised to clarify costs, allocations and transfers.

     8. Pages 5 and 16. Disclosures about disruptive and frequent trading are updated.

     9. Pages 6 and 8-9. We have not yet received complete expense information from the fund companies, so the expense and examples charts will need to be finalized in a subsequent amendment filed under Rule 485(b) prior to the proposed effective date.

     10. Pages 7-8. The Registrant is deleting the table showing annual operating expenses separately for each portfolio company that was previously part of this prospectus. This product is no longer offered for new sales, and the prospectus is not updated annually. Fund prospectuses that policy owners receive annually provide current expense information for each portfolio that serves as an underlying investment option for the respective Subaccount.

     11. Page 9. The Financial Information section is reformatted to outline Form N-4, Item 4 parts (a) and (b).

     12. Page 12. Text in the Investment Options section is updated consistent with disclosures filed more recently than this prospectus.

     13. Pages 14-15. The Adding, Deleting, or Substituting Variable Investment Options section is revised consistent with text in a supplement filed for this product effective May 1, 2009.

     14. Page 15. The title of the Fixed Account Investment Option section is changed and text is revised consistent with Commission staff comments to (a) add disclosure that fixed account investments are subject to claims of the creditors of the Depositor and (b) remove references to the Policy.

     15. Page 16. The minimum Policy value that can remain in a Subaccount is corrected and disclosure regarding reallocations is added.

     16. Page 17. Text that previously was included in a text box at the side of this section is moved into the paragraph on the Dollar Cost Averaging Program.

     17. Pages 17 and SAI page 4. References to the "Ameritas Money Market Portfolio" on prospectus page 17 are revised to "Money Market Subaccount." The portfolio name is changing, and use of the term "Subaccount" is more accurate. "Ameritas" is also removed from SAI page 4 discussion of this Subaccount.

     18. Page 19. Since the product is no longer offered for new sales, we removed text regarding the "Right to Examine."

     19.  Page 25. We added disclosure regarding multiple beneficiaries.

     20. Pages 28-30 and Appendix B. The section on Federal Income Tax Matters and the appendix on Tax-Qualified Plan Disclosures are updated.

     21.  Page 31. Rule 12h-7 disclosure is added.

     22. Page 31. The reference to "National Association of Securities Dealers" is changed to "Financial Industry Regulatory Authority ("FINRA").

     23. Page 31. The section on Distribution of the Policies is updated for 2009 information.

     24. Appendix A is updated for current underlying investment options and recent accumulation units and values.

     25. Last Page. In addition to revisions mentioned at Items 2, 4, and 5, above, we updated the SAI table of contents information and added the copyright year.

     26. SAI page 1. In addition to revised effective dates discussed at Item 2, above, the table of contents is updated. Also, disclosure in the section on General Information and History is re-ordered and disclosure of the use of "Unifi Companies" as a marketing name is added.

     27. SAI pages 1-2. The Services section is revised for financial information dates. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b) prior to the proposed effective date; therefore, auditor information is not included in this submission.

     28. SAI page 2. The Services section is also updated for amounts paid affiliates.

     29. SAI page 2. The Purchase of Securities Being Offered and Underwriters sections are updated.

     30. SAI page 5. The section on Other Information is updated by removing a sentence regarding the prospectus and SAI being summaries.

     31.  Pages 15, 26 and SAI page 2 have minor typographical corrections.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure